One Financial Way
Cincinnati, Ohio 45242
Post Office Box 237
[LOGO] OHIO NATIONAL	Cincinnati, Ohio 45201-0237
FINANCIAL SERVICES	Telephone: 513-794-6100

May 5, 2008
Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:	File No. 333-64349, Dow Target Variable Fund Certification Under Rule 497(j)
Gentlemen:
I, John J. Palmer, President of the Registrant, Dow Target Variable Fund, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 25, 2008.
In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fifth day of May, 2008.

Sincerely,
/s/ JOHN J. PALMER
John J. Palmer, President